Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Commitments and contingencies [Abstract]
Commitments and contingencies
21.	Commitments and contingencies

Operating lease commitments

The Group leases certain of its office properties under non-cancellable operating lease arrangements. The terms of the leases do not contain rent escalation, or contingent rent, renewal, or purchase options. There are no restrictions placed upon the Group by entering into these leases.

As of December 31, 2017, the Group had the following operating lease obligations falling due in:

Amount
US$
2018	8,077,319
2019	3,551,542
2020	2,541,724
2021	600,001
2022 and thereafter	1,014,391

Total	15,784,977

Capital lease commitments

The Group leases corporate aircraft and equipment under non-cancellable capital lease arrangements. The terms of the lease do not contain contingent rent clauses.

As of December 31, 2017, the Group had the following minimum lease payments (excluding the portion of the payments representing executory costs, including any profit thereon) falling due in:

Amount
US$
2018	6,196,459
2019	5,639,398
2020	5,082,338
2021	2,541,169
2022 and thereafter	-
Total minimum lease payments	19,459,364
Less interest	(3,571,634)

Capital lease obligations	15,887,730
Less current maturities of capital lease obligations	(4,472,386)

Long-term capital lease obligations	11,415,344

Other commitments

As of December 31, 2017, the Group had outstanding commitments with respect to non-cancellable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
2018	278,213,253
2019	59,268,253
2020	19,329,097
2021	24,846
2022 and thereafter	-

Total	356,835,449

Contingencies

As at December 31, 2017, the Group provided guarantees of US$ 1,569,802,754 (2016: US$1,672,868,791), in favor of its customers in respect of mortgage loans granted by banks to such customers for their purchases of the Group’s properties where the underlying real estate ownership certificates can only be provided to the banks on a time delay manner due to administrative procedures in the PRC. Pursuant to the terms of the guarantees, upon default in mortgage payments by these purchasers, the Group is responsible to repay the outstanding mortgage principal together with the accrued interest and penalty owed by the defaulted purchasers to the bank and the Group is entitled to take over the legal titles and possession of the related properties. The Group’s guarantee period starts from the date of grant of the relevant mortgage loan and ends upon issuance of real estate ownership certificate which will generally be available within six to twelve months after the purchaser takes possession of the relevant property. The Group paid US$555,969, US$1,820,324, and US$ 788,644 to satisfy guarantee obligations related to customer defaults for the years ended December 2015, 2016 and 2017, respectively.

The fair value of the guarantees is not significantly different than the net realizable value of the properties and management considers that in case of default in payments, the net realizable value of the related properties can cover the repayment of the outstanding mortgage principal together with the accrued interest and penalty and therefore no provision has been made for the guarantees.

On May 30, 2014, the Zhengzhou Modern City project developed by Henan Xinyuan, completed the LAT final settlement with the local tax bureau. The Company received a tax clearance certificate, which confirmed that the Company’s accrual under the deemed profit method was adequate and there was no additional tax adjustments assessed by the local tax bureau as of May 30, 2014. Based on the above, management performed a reassessment and concluded that the likelihood of the deemed profit method being overturned is only reasonably possible, and accordingly reversed the LAT liability accrued for the project amounting to US$16.2 million as of December 31, 2014. The Group’s estimate for the reasonably possible contingency related to the Zhengzhou Modern City project amounted to US$ 16.2 million and nil as of December 31, 2016. The statute of limitation has lapsed as of May 30, 2017 and therefore, there is no related contingency as of December 31, 2017.

In May 2015, XIN Development Management East, LLC (“XDME”) filed an arbitration claim for not less than US$10 million which was subsequently reduced for the purpose of a prior mediation to US$8 million against Wanks Adams Slavin Associates LLP (“WASA”), the design company for the Group’s Oosten project. WASA has asserted a total of approximately US$2 million in counterclaims. XDME believes WASA’s counterclaims are without merit and intends to contest vigorously such claims. At this stage of the proceedings, XDME cannot predict the outcome of this arbitration against XDME, or whether, in whole or in part, may result in a loss, if any. And an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made at this time.

In December 2016, 421 Kent Development LLC (“421 Kent”), the property company for the Group’s Oosten project, terminated its contract with its general contractor. The general contractor and various subcontractors have filed lawsuits against 421 Kent and the Company for approximately US$14.1 million, in aggregate, plus punitive damages. In addition, the general contractor filed mechanic’s liens against 421 Kent and the Company for approximately US$8 million. 421 Kent has answered the claims and believes the contractors’ claims and liens are without merit and intends to contest vigorously such claims. At this stage of the proceedings, 421 Kent cannot predict the outcome of this lawsuit or a judgment against 421 Kent, whether in whole or in part, may result in a loss, if any. An estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made at this time.